Employee Option Plans - Schedule of RSU Activities (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of RSU Activities [Line Items]
Number of options, Outstanding	72,823
Weighted average exercise price, Outstanding (in Dollars per share)	$ 27.95
Amount of options, Granted
Weighted Average Grant-Date Fair value, Granted
Amount of options, Vested	(30,206)
Weighted Average Grant-Date Fair value, Vested	$ 275.67
Amount of options, Expired and forfeiture	(42,617)
Weighted Average Grant-Date Fair value, Expired and forfeiture	$ 28.13
Number of options, Outstanding
Weighted average exercise price, Outstanding (in Dollars per share)